CHANGES TO COMPARATIVE DATA - Analysis of cash and cash equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jan. 01, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Cash and balances at central banks	£ 72,005	£ 54,279		£ 49,888
Less: mandatory reserve deposits	(1,935)	(2,007)		(1,736)
Bank balances at central banks other than mandatory reserve deposits	70,070	52,272		48,152
Loans and advances to banks	11,913	7,474		5,950
Less amounts with a maturity of three months or more	(6,782)	(3,786)		(2,480)
Loans and advances to banks current	5,131	3,688		3,470
Total cash and cash equivalents	£ 75,201	£ 55,960	[1]	51,622	[1]	£ 40,296	£ 40,296	[1]
Previously Reported
Disclosure of reclassifications or changes in presentation [line items]
Cash and balances at central banks				49,888
Less: mandatory reserve deposits				(4,392)
Bank balances at central banks other than mandatory reserve deposits				45,496
Loans and advances to banks				5,950
Less amounts with a maturity of three months or more				(2,480)
Loans and advances to banks current				3,470
Total cash and cash equivalents				48,966			38,614
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Cash and balances at central banks				0
Less: mandatory reserve deposits				2,656
Bank balances at central banks other than mandatory reserve deposits				2,656
Loans and advances to banks				0
Less amounts with a maturity of three months or more				0
Loans and advances to banks current				0
Total cash and cash equivalents				£ 2,656			£ 1,682

[1]	Restated, see page F-14.